                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Principal
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


     /s/ Kristopher N. Kristynik             Dallas, TX          May 15, 2010
-------------------------------------   -------------------   ------------------
             (Signature)                   (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------
Form 13F Information Table Entry Total:      38
                                        -------
Form 13F Information Table Value Total: 532,844 (thousands)
                                        -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
       --------------        --------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                                         VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
       --------------        --------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC      COM             00507V109    1,253 104,000 SH  N/A  SOLE              0 104,000      0    0
APOLLO GROUP INC             CL A            037604105   19,582 319,500 SH  PUT  SOLE              0 319,500      0    0
ARENA RESOURCES INC          COM             040049108    4,015 120,200 SH  N/A  SOLE              0 120,200      0    0
BAIDU INC                    SPON ADR REP A  056752108  231,278 387,400 SH  PUT  SOLE              0 387,400      0    0
BALLY TECHNOLOGIES INC       COM             05874B107    1,216  30,000 SH  N/A  SOLE              0  30,000      0    0
BARRICK GOLD CORP            COM             067901108    2,300  60,000 SH  N/A  SOLE              0  60,000      0    0
BRIDGEPOINT ED INC           COM             10807M105    1,721  70,000 SH  N/A  SOLE              0  70,000      0    0
BUNGE LIMITED                COM             G16962105   51,073 828,700 SH  PUT  SOLE              0 828,700      0    0
CAREER EDUCATION CORP        COM             141665109    1,297  41,000 SH  N/A  SOLE              0  41,000      0    0
CISCO SYS INC                COM             17275R102    2,317  89,000 SH  N/A  SOLE              0  89,000      0    0
COMPUTER SCIENCES CORP       COM             205363104    1,199  22,000 SH  N/A  SOLE              0  22,000      0    0
CONCHO RES INC               COM             20605P101    3,022  60,000 SH  N/A  SOLE              0  60,000      0    0
DISH NETWORK CORP            CL A            25470M109    2,353 113,000 SH  N/A  SOLE              0 113,000      0    0
DOLLAR TREE INC              COM             256746108    1,925  32,500 SH  N/A  SOLE              0  32,500      0    0
EBAY INC                     COM             278642103    2,939 109,000 SH  N/A  SOLE              0 109,000      0    0
FIRST SOLAR INC              COM             336433107   21,194 172,800 SH  PUT  SOLE              0 172,800      0    0
GEO GROUP INC                COM             36159R103    3,623 182,777 SH  N/A  SOLE              0 182,777      0    0
GYMBOREE CORP                COM             403777105    2,200  42,600 SH  N/A  SOLE              0  42,600      0    0
IHS INC                      CL A            451734107    2,299  43,000 SH  N/A  SOLE              0  43,000      0    0
ISHARES TR INDEX             DJ US REAL EST  464287739   12,916 259,468 SH  N/A  SOLE              0 259,468      0    0
ITT CORP NEW                 COM             450911102    4,557  85,000 SH  N/A  SOLE              0  85,000      0    0
ITT EDUCATIONAL SERVICES INC COM             45068B109   14,622 130,000 SH  PUT  SOLE              0 130,000      0    0
NIKE INC                     CL B            654106103    1,352  18,400 SH  N/A  SOLE              0  18,400      0    0
PACTIV CORP                  COM             695257105    5,514 219,000 SH  N/A  SOLE              0 219,000      0    0
PEPSICO INC                  COM             713448108    4,135  62,500 SH  N/A  SOLE              0  62,500      0    0
SAIC INC                     COM             78390X101    2,149 121,398 SH  N/A  SOLE              0 121,398      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605   11,409 715,300 SH  N/A  SOLE              0 715,300      0    0
SPDR SERIES TRUST            KBW REGN BK ETF 78464A698    2,622 100,000 SH  N/A  SOLE              0 100,000      0    0
SPDR TR S&P 500 ETF TR       UNIT SER 1 S&P  78462F103   49,445 422,606 SH  N/A  SOLE              0 422,606      0    0
SPDR TR S&P 500 ETF TR       UNIT SER 1 S&P  78462F103   30,420 260,000 SH  PUT  SOLE              0 260,000      0    0
SUNTECH PWR HLDGS CO LTD     ADR             86800C104   13,526 964,800 SH  PUT  SOLE              0 964,800      0    0
TRANSOCEAN LTD               REG SHS         H8817H100    2,073  24,000 SH  N/A  SOLE              0  24,000      0    0
TYCO INTERNATIONAL LTD       SHS             H89128104    4,934 129,000 SH  N/A  SOLE              0 129,000      0    0
VALERO ENERGY CORP NEW       COM             91913Y100    1,170  59,400 SH  N/A  SOLE              0  59,400      0    0
VIACOM INC NEW               CL B            92553P201    3,713 108,000 SH  N/A  SOLE              0 108,000      0    0
WAL MART STORES INC          COM             931142103    5,817 104,627 SH  N/A  SOLE              0 104,627      0    0
YAHOO INC                    COM             984332106    3,058 185,000 SH  N/A  SOLE              0 185,000      0    0
YUM BRANDS INC               COM             988498101    2,606  68,000 SH  N/A  SOLE              0  68,000      0    0